Statements of Cash Flows (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ (1,136,616)	$ 42,603	$ (57,181)	$ (380,797)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	120,504	15,320	65,895
(Increase) decrease in operating assets:
Accounts receivable, net	387,160	(265,776)	(208,416)	305,000
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	588,034	(6,516)	53,673	2,991
Net cash provided by operating activities	(730,380)	(250,750)	(436,976)	(880,589)
Cash flows from investing activities:
Purchase of property and equipment	(2,406,323)	(324,702)	(546,470)
Net cash used in investing activities	(2,406,323)	(292,001)	(472,515)	(421,603)
Cash flows from financing activities:
Proceeds from notes payable	2,803,320		200,000	500,000
Payments on notes payable	(100,933)	(45,726)	(85,916)
Net cash used in financing activities	3,221,508	(45,726)	161,074	2,178,397
Net (decrease) increase in cash	84,805	(588,477)	(748,417)	876,205
Cash, beginning of period	127,788	876,205	876,205
Cash, end of period	212,593	287,728	127,788	876,205
Supplemental cash flow information:
Interest paid	56,280	14,240	27,151
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Cash flows from operating activities:
Net income	47,816	40,392	122,780	130,074
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,147	9,318	17,930	25,460
(Increase) decrease in operating assets:
Accounts receivable, net	(39,284)	(4,660)	(10,284)	9,125
Prepaid expenses and other assets		(298)	438	(717)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	34,104	865	(13,016)	(31,584)
Net cash provided by operating activities	50,783	45,617	117,848	132,358
Cash flows from investing activities:
Purchase of property and equipment				(8,997)
Net cash used in investing activities				(8,997)
Cash flows from financing activities:
Proceeds from notes payable				15,000
Payments on notes payable	(1,773)	(1,000)	(1,359)	(3,500)
Distributions to members	(75,355)	(74,303)	(121,717)	(109,287)
Net cash used in financing activities	(77,128)	(75,303)	(123,076)	(97,787)
Net (decrease) increase in cash	(26,345)	(29,686)	(5,228)	25,574
Cash, beginning of period	49,764	54,992	54,992	29,418
Cash, end of period	23,419	25,306	49,764	54,992
Supplemental cash flow information:
Interest paid	$ 3,272	$ 2,445	$ 4,929	$ 4,657